Debt (Tables)	12 Months Ended
Dec. 31, 2024
Borrowings [abstract]
Schedule of debt rollforward

	December 31, 2023	Repayments	Accrued Interest	December 31, 2024
Senior note maturing December 2027	$273.8	$—	$2.1	$275.9
Senior note maturing August 2031	409.8	—	9.7	419.5
Other loans	20.1	(6.7)	—	13.4
Less: current portion of debt	$(6.7)	$—	$—	$(6.8)
Non-current portion of debt	$697.0	$(6.7)	$11.8	$702.0

	December 31, 2022	Proceeds	Repayments	Accrued Interest	Other (2)	The Acquisition (1)	Dispositions	December 31, 2023
Senior note maturing December 2027	$—	$—	$—	$1.5	$—	$272.3	$—	$273.8
Senior note maturing August 2031	—	—	—	6.9	—	402.9	—	409.8
SL-Credit Facility	160.0	315.0	(475.0)	—	—	—	—	—
Other loans (1)	33.7	—	(228.5)	1.0	(7.0)	252.4	(31.5)	20.1
Less: current portion of debt	$(13.7)	$—	$—	$—	$—	$—	$—	$(6.7)
Non-current portion of debt	$180.0	$315.0	$(703.5)	$9.4	$(7.0)	$927.6	$(31.5)	$697.0
(1)In connection with the Acquisition, the Company acquired a loan in MARA ($37 million), a short term loan in Jacobina ($10.3 million) and revolving credit facility in Yamana Corp ($205.0 million). The MARA and Jacobina loans bore effective interest rates of 5.5%, and the revolving credit facility was immediately repaid at the date of Acquisition (Note 8). The Jacobina loan was repaid and the MARA loan was disposed of during the year ended December 31, 2023.
(2)Includes a $7.0 million reclassification of debt at La Arena to accounts payables and accrued liabilities.